Capital management	12 Months Ended
Dec. 31, 2020
Capital management
Capital management

7.          Capital management

The Company’s objectives when managing capital are to safeguard its ability to continue as a going concern in order to provide returns for stockholders and benefits for other stakeholders and to maintain an optimal capital structure to reduce the cost of capital, maximizing the return to stockholders.

The Company manages its capital structure and makes adjustments in light of changes in economic conditions and to maintain and adjust the capital structure, the Company may adjust the dividend payment to shareholders, return capital to shareholders or issue new shares.

At December 31, 2020, the Company had a capital structure designed to enable its growth strategy, either organically or through acquisitions. Investment decisions take into consideration the expected return potential. No changes were made in the objectives, policies or processes for managing capital during the years ended December 31, 2020 and 2019.

Capital is managed considering the consolidated position. The Company has no transaction subjected to any financial covenant